Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.00001 par value per share
Amount Registered | shares	13,632,690
Proposed Maximum Offering Price per Unit	1.87
Maximum Aggregate Offering Price	$ 25,493,130.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,520.60
Offering Note	Note 1.a.: Applies to offering lines 1 and 2. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall cover any additional shares of the common stock of ZipRecruiter, Inc. (the "Registrant") that become issuable under the 2021 Equity Incentive Plan (the "2021 Plan") and the 2021 Employee Stock Purchase Plan (the "Purchase Plan") by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of the Registrant's common stock. Note 1.b.: Represents additional shares of the Registrant's common stock that became or may become issuable for issuance under the 2021 Plan resulting from the automatic annual increase pursuant to the provision of the 2021 Plan that sets forth the number of authorized shares reserved and available for issuance thereunder. Note 1.c.: Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant's common stock as reported on The New York Stock Exchange on February 18, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common stock, $0.00001 par value per share
Amount Registered | shares	2,194,909
Proposed Maximum Offering Price per Unit	1.59
Maximum Aggregate Offering Price	$ 3,489,905.31
Fee Rate	0.01381%
Amount of Registration Fee	$ 481.96
Offering Note	Note 2.a.: Represents additional shares of the Registrant's common stock that became or may become issuable for issuance under the Purchase Plan resulting from the automatic annual increase pursuant to the provision of the Purchase Plan that sets forth the number of authorized shares reserved and available for issuance thereunder. Note 2.b.: Estimated pursuant to Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee, on the basis of the average of the high and low prices of the Registrant's common stock as reported on The New York Stock Exchange on February 18, 2026. Under the Purchase Plan, the purchase price of a share of common stock is equal to 85% of the fair market value of the Registrant's common stock on the offering date or the purchase date, whichever is less.